Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and United States Treasury Obligations deposited as margin in support of the Fund's long futures positions	$ 3,806,000	$ 5,082,000
Cash held by commodity broker	1,547,879	14,830,754	24,924,317	16,315,594
Cash equivalents held	0	0
Average charges paid to broker per round-turn trade, maximum	10.00	10.00	10.00
Commodity Futures Contracts [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Notional market value of futures contracts	$ 45,100,000	$ 73,200,000